Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.4%)
	UFP Industries Inc.	39,410	4,321
	Commercial Metals Co.	90,880	4,120
	Boise Cascade Co.	30,836	3,370
	Carpenter Technology Corp.	37,353	2,645
	Avient Corp.	70,023	2,405
	Mueller Industries Inc.	49,117	2,040
	Hecla Mining Co.	376,199	1,873
*	Uranium Energy Corp.	285,278	1,860
	Worthington Industries Inc.	23,946	1,717
	Minerals Technologies Inc.	25,303	1,585
	Stepan Co.	14,601	1,206
	Tronox Holdings plc	92,478	1,179
*	Coeur Mining Inc.	255,672	780
	Koppers Holdings Inc.	15,735	711
*	TimkenSteel Corp.	33,484	680
*	US Silica Holdings Inc.	58,255	657
*	Constellium SE	37,674	656
*	Ecovyst Inc.	57,523	548
	AdvanSix Inc.	20,609	539
	Ryerson Holding Corp.	17,408	539
	Schnitzer Steel Industries Inc. Class A	19,917	511
	Haynes International Inc.	10,186	500
*	Perimeter Solutions SA	119,994	499
	Mativ Holdings Inc.	41,887	490
*	Clearwater Paper Corp.	12,963	455
	Olympic Steel Inc.	7,654	433
*,1	Encore Energy Corp.	109,489	427
*	LSB Industries Inc.	43,206	370
*	Piedmont Lithium Inc.	9,372	243
	Innospec Inc.	2,259	237
*	i-80 Gold Corp.	137,836	223
*	Northwest Pipe Co.	7,463	202
*	Intrepid Potash Inc.	8,048	165
*	Rayonier Advanced Materials Inc.	49,139	162
	American Vanguard Corp.	17,011	160
	GrafTech International Ltd.	64,506	159
	Caledonia Mining Corp. plc	12,532	149
*,1	Energy Fuels Inc.	16,382	130
	FutureFuel Corp.	19,808	118
	Tredegar Corp.	19,978	94
*	Origin Materials Inc.	91,445	62
*	Glatfelter Corp.	33,518	49

		Shares	Market Value ($000)
*	Dakota Gold Corp.	13,424	38
	Kaiser Aluminum Corp.	634	37
*	Contango ORE Inc.	1,465	32
	Valhi Inc.	2,095	28
*	5e Advanced Materials Inc.	4,038	8
			39,412
Consumer Discretionary (13.5%)
	Meritage Homes Corp.	28,270	3,995
*	Taylor Morrison Home Corp.	81,522	3,677
*	Asbury Automotive Group Inc.	16,109	3,380
*	Light & Wonder Inc.	37,732	3,336
	Group 1 Automotive Inc.	10,829	3,055
*	Goodyear Tire & Rubber Co.	219,278	3,046
	KB Home	56,211	2,929
	Signet Jewelers Ltd.	34,710	2,852
	TEGNA Inc.	156,936	2,406
*	Adient plc	74,192	2,389
*	Tri Pointe Homes Inc.	77,992	2,276
*	M/I Homes Inc.	20,932	2,208
	American Eagle Outfitters Inc.	110,269	2,098
	MDC Holdings Inc.	45,611	2,019
*	Helen of Troy Ltd.	18,712	1,965
*	Adtalem Global Education Inc.	33,896	1,931
	Rush Enterprises Inc. Class A	48,312	1,916
*	LGI Homes Inc.	14,950	1,765
	Graham Holdings Co. Class B	2,775	1,740
	Foot Locker Inc.	64,008	1,724
*	SkyWest Inc.	34,206	1,617
	Century Communities Inc.	22,034	1,589
	Strategic Education Inc.	17,554	1,562
	MillerKnoll Inc.	58,820	1,518
	Winnebago Industries Inc.	22,763	1,471
*	Abercrombie & Fitch Co. Class A	18,259	1,386
*	Topgolf Callaway Brands Corp.	111,817	1,371
	Dana Inc.	103,159	1,363
	LCI Industries	12,037	1,306
*	Carvana Co.	41,607	1,303
	HNI Corp.	32,784	1,281
*	Vista Outdoor Inc.	44,745	1,262
	Spirit Airlines Inc.	84,848	1,257
*	OPENLANE Inc.	83,577	1,222
	La-Z-Boy Inc.	33,605	1,183
*	Urban Outfitters Inc.	32,906	1,175
*	ODP Corp.	25,503	1,162
*	JetBlue Airways Corp.	259,542	1,147
*	Central Garden & Pet Co. Class A	30,871	1,120
*	Knowles Corp.	69,725	1,106
*	Skyline Champion Corp.	18,351	1,104
*	National Vision Holdings Inc.	56,060	1,034
	John Wiley & Sons Inc. Class A	32,987	996
	Winmark Corp.	2,224	956
*	G-III Apparel Group Ltd.	31,989	920
	Perdoceo Education Corp.	51,991	906
	Steelcase Inc. Class A	71,976	886
	Caleres Inc.	27,033	821
	Scholastic Corp.	21,144	803
*	PROG Holdings Inc.	28,985	790
	Red Rock Resorts Inc. Class A	17,127	763

		Shares	Market Value ($000)
	Allegiant Travel Co.	11,074	758
*	Chico's FAS Inc.	93,235	703
	Monro Inc.	24,207	700
*	Sphere Entertainment Co.	20,190	691
*	Sabre Corp.	191,898	677
*	Overstock.com Inc.	34,942	672
*	Green Brick Partners Inc.	13,796	655
	Sonic Automotive Inc. Class A	12,171	624
*	Leslie's Inc.	126,312	623
*	American Axle & Manufacturing Holdings Inc.	88,237	614
*	Beazer Homes USA Inc.	23,086	607
	Krispy Kreme Inc.	45,925	597
	Matthews International Corp. Class A	17,362	593
	Standard Motor Products Inc.	16,447	592
*	MarineMax Inc.	16,494	492
	Smith & Wesson Brands Inc.	35,339	486
*	Clean Energy Fuels Corp.	133,204	481
	Ethan Allen Interiors Inc.	17,615	473
	Gray Television Inc.	60,306	466
	Interface Inc.	44,767	453
	Designer Brands Inc. Class A	38,592	449
	Guess? Inc.	19,928	439
*	Thryv Holdings Inc.	24,101	429
*	Clear Channel Outdoor Holdings Inc.	288,791	419
	A-Mark Precious Metals Inc.	14,500	416
	PriceSmart Inc.	5,910	398
*	America's Car-Mart Inc.	4,651	371
*	AMC Networks Inc. Class A	24,234	369
	Papa John's International Inc.	5,590	365
*	Life Time Group Holdings Inc.	23,888	362
*	GoPro Inc. Class A	98,927	357
	Haverty Furniture Cos. Inc.	11,400	357
*	Genesco Inc.	9,541	356
	Shoe Carnival Inc.	13,990	340
*	Hovnanian Enterprises Inc. Class A	3,703	335
*	Hanesbrands Inc.	91,242	332
	Rush Enterprises Inc. Class B	7,253	316
	Movado Group Inc.	11,959	313
*	Stagwell Inc.	60,737	305
*	WW International Inc.	42,193	304
*	Central Garden & Pet Co.	7,413	301
*	Six Flags Entertainment Corp.	12,026	299
*	Daily Journal Corp.	866	282
*	Dream Finders Homes Inc. Class A	11,087	270
	Sinclair Inc.	21,314	269
*	Stoneridge Inc.	16,726	268
*	Malibu Boats Inc. Class A	6,004	266
	Marcus Corp.	18,951	264
*	Everi Holdings Inc.	24,926	260
	Oxford Industries Inc.	2,880	260
*	Boston Omaha Corp. Class A	16,986	246
*	Universal Technical Institute Inc.	21,069	246
*	Lions Gate Entertainment Corp. Class B	28,697	240
*	OneWater Marine Inc. Class A	8,938	240
*	Zumiez Inc.	12,349	233
	Johnson Outdoors Inc. Class A	4,263	224
	Carrols Restaurant Group Inc.	28,722	217
	Laureate Education Inc.	16,147	212

		Shares	Market Value ($000)
*	Children's Place Inc.	9,262	211
	Aaron's Co. Inc.	23,892	210
*	Cardlytics Inc.	26,244	209
*	Gannett Co. Inc.	111,893	207
*	iHeartMedia Inc. Class A	78,737	206
*	Cinemark Holdings Inc.	14,227	203
*	BJ's Restaurants Inc.	6,694	200
*	Hawaiian Holdings Inc.	43,371	195
*	Sun Country Airlines Holdings Inc.	12,752	194
*	Lindblad Expeditions Holdings Inc.	24,444	192
*	SES AI Corp.	86,600	184
*	First Watch Restaurant Group Inc.	10,101	183
*	El Pollo Loco Holdings Inc.	21,737	181
*	Legacy Housing Corp.	7,977	179
*	1-800-Flowers.com Inc. Class A	19,732	174
*	Lincoln Educational Services Corp.	18,593	172
*	Destination XL Group Inc.	44,334	168
*	Holley Inc.	40,291	166
*	JAKKS Pacific Inc.	5,590	165
*	EW Scripps Co. Class A	23,715	164
*	Eastman Kodak Co.	43,844	159
*	Cooper-Standard Holdings Inc.	8,913	158
*	Playstudios Inc.	65,110	156
*	Tilly's Inc. Class A	18,408	152
	Hooker Furnishings Corp.	8,397	150
*	Lions Gate Entertainment Corp. Class A	17,002	150
*	Vera Bradley Inc.	20,009	150
*	Savers Value Village Inc.	9,894	149
*	Tile Shop Holdings Inc.	21,831	147
*	Madison Square Garden Entertainment Corp.	4,828	146
	Rocky Brands Inc.	5,011	145
*	Liquidity Services Inc.	7,388	142
*	AMMO Inc.	69,491	142
*	Sportsman's Warehouse Holdings Inc.	29,158	141
	Escalade Inc.	7,344	137
*	Turtle Beach Corp.	11,917	135
	Weyco Group Inc.	4,582	135
*	Sweetgreen Inc. Class A	14,370	135
*	Selectquote Inc.	105,314	133
	Bluegreen Vacations Holding Corp.	1,715	128
*	Stitch Fix Inc. Class A	34,087	127
*	Chegg Inc.	12,266	122
*	Outbrain Inc.	31,853	121
	Clarus Corp.	20,549	117
*	Bally's Corp.	9,997	115
	Big Lots Inc.	21,551	114
*	J Jill Inc.	3,550	105
*	Landsea Homes Corp.	10,210	105
	Hibbett Inc.	1,589	99
*	VOXX International Corp.	9,249	99
*	Snap One Holdings Corp.	13,858	99
[1]	Big 5 Sporting Goods Corp.	16,288	97
*	Brinker International Inc.	2,692	97
	Cato Corp. Class A	13,861	96
*,1	Vuzix Corp.	44,989	94
*	Reservoir Media Inc.	15,147	92
*	Chuy's Holdings Inc.	2,502	88
*	Denny's Corp.	9,286	88

		Shares	Market Value ($000)
*	ThredUP Inc. Class A	44,714	87
*,1	ContextLogic Inc. Class A	17,139	86
*	Biglari Holdings Inc. Class B	585	85
*	BARK Inc.	103,393	85
*	Figs Inc. Class A	11,310	82
*	Lands' End Inc.	11,367	80
*	Sleep Number Corp.	7,583	77
	Upbound Group Inc.	2,606	76
	Global Industrial Co.	2,134	76
*	iRobot Corp.	1,965	71
*	Arlo Technologies Inc.	7,576	69
*,1	Lazydays Holdings Inc.	9,802	68
*	Latham Group Inc.	29,641	67
*	SeaWorld Entertainment Inc.	1,331	65
*	Allbirds Inc. Class A	72,106	65
*	Emerald Holding Inc.	11,933	60
*,1	Blink Charging Co.	18,723	60
*	Traeger Inc.	26,608	60
*	2U Inc.	56,977	56
*	Funko Inc. Class A	8,279	54
	Build-A-Bear Workshop Inc.	2,190	53
	Dine Brands Global Inc.	1,195	52
	Wolverine World Wide Inc.	5,690	49
*	Duluth Holdings Inc. Class B	9,665	48
	Sturm Ruger & Co. Inc.	1,061	47
*	Sally Beauty Holdings Inc.	4,715	46
*	Vizio Holding Corp. Class A	6,306	42
*	Fossil Group Inc.	36,054	40
*	Xponential Fitness Inc. Class A	2,684	37
*,1	Bowlero Corp. Class A	3,564	37
*,1	United Homes Group Inc.	4,713	37
	NL Industries Inc.	7,128	36
*	Urban One Inc. (XNCM)	8,190	34
	CompX International Inc.	1,324	31
*	Urban One Inc.	7,211	30
	Climb Global Solutions Inc.	540	26
	Purple Innovation Inc.	42,785	26
*	European Wax Center Inc. Class A	1,696	24
*	Solo Brands Inc. Class A	4,153	22
*	Rent the Runway Inc. Class A	34,468	19
*	Full House Resorts Inc.	3,224	16
	Nathan's Famous Inc.	223	15
*	Mondee Holdings Inc.	4,889	13
*	Century Casinos Inc.	2,757	12
			121,722
Consumer Staples (2.3%)
*	BellRing Brands Inc.	76,303	4,036
	Primo Water Corp.	104,393	1,500
*	TreeHouse Foods Inc.	35,356	1,439
	Edgewell Personal Care Co.	39,895	1,389
	Andersons Inc.	25,084	1,251
	Universal Corp.	18,810	1,058
	Vector Group Ltd.	93,213	998
	Ingles Markets Inc. Class A	10,950	894
	Weis Markets Inc.	12,773	771
*	Hain Celestial Group Inc.	68,885	728
*	United Natural Foods Inc.	45,532	662
	Nu Skin Enterprises Inc. Class A	38,796	660

		Shares	Market Value ($000)
	Fresh Del Monte Produce Inc.	26,570	606
	SpartanNash Co.	26,785	594
	B&G Foods Inc.	54,943	508
	ACCO Brands Corp.	71,495	385
*	Duckhorn Portfolio Inc.	27,464	282
*	Mission Produce Inc.	32,878	278
	Dole plc	23,873	275
*	Herbalife Ltd.	20,614	266
*,1	Waldencast plc Class A	27,714	264
	Limoneira Co.	13,364	203
*	Seneca Foods Corp. Class A	4,137	202
	Village Super Market Inc. Class A	7,060	178
*	Nature's Sunshine Products Inc.	10,278	176
	Oil-Dri Corp. of America	2,773	157
	Alico Inc.	5,397	151
*	HF Foods Group Inc.	30,522	145
*	GrowGeneration Corp.	44,578	119
	Natural Grocers by Vitamin Cottage Inc.	7,123	112
	PetMed Express Inc.	15,654	108
	Cal-Maine Foods Inc.	1,926	92
*,1	Forafric Global plc	3,997	45
*	Benson Hill Inc.	131,676	27
*	SunOpta Inc.	3,700	18
*	Zevia PBC Class A	8,129	17
*	Brookfield Realty Capital Corp. Class A	2,229	10
	J M Smucker Co.	1	—
			20,604
Energy (10.2%)
	Chord Energy Corp.	32,499	5,269
	Murphy Oil Corp.	115,244	4,929
	Matador Resources Co.	72,544	4,199
	PBF Energy Inc. Class A	88,419	3,926
	Civitas Resources Inc.	53,833	3,698
	SM Energy Co.	93,345	3,496
	Permian resources Corp.	246,184	3,235
	Patterson-UTI Energy Inc.	258,242	3,024
	California Resources Corp.	55,774	2,856
	Arcosa Inc.	37,682	2,796
	CONSOL Energy Inc.	25,986	2,772
	Helmerich & Payne Inc.	75,806	2,746
*	CNX Resources Corp.	123,834	2,583
	Alpha Metallurgical Resources Inc.	9,027	2,533
	Liberty Energy Inc.	121,316	2,408
	Arch Resources Inc.	14,232	2,362
	Peabody Energy Corp.	96,889	2,310
	Equitrans Midstream Corp.	241,220	2,263
	Warrior Met Coal Inc.	40,236	2,252
*	Seadrill Ltd.	39,403	1,749
	Golar LNG Ltd.	73,838	1,590
*	Callon Petroleum Co.	47,671	1,491
	Delek US Holdings Inc.	50,772	1,378
	Archrock Inc.	88,534	1,283
*	Talos Energy Inc.	86,036	1,198
*	Gulfport Energy Corp.	8,507	1,166
*	Helix Energy Solutions Group Inc.	111,386	1,038
*	Diamond Offshore Drilling Inc.	78,654	1,012
	World Kinect Corp.	47,718	1,004
*	Green Plains Inc.	37,260	927

		Shares	Market Value ($000)
*	Par Pacific Holdings Inc.	26,396	905
*	NOW Inc.	82,734	825
	Sitio Royalties Corp. Class A	35,700	787
	Comstock Resources Inc.	71,465	705
*	ProPetro Holding Corp.	77,085	702
	Noble Corp. plc	14,715	679
*	Expro Group Holdings NV	42,707	664
	SunCoke Energy Inc.	64,379	599
*	Vital Energy Inc.	13,096	587
*	Dril-Quip Inc.	26,353	586
	RPC Inc.	66,202	480
*	Centrus Energy Corp. Class A	9,489	475
*	Bristow Group Inc.	18,290	471
	Select Water Solutions Inc.	62,959	470
	Vitesse Energy Inc.	19,655	464
*	MRC Global Inc.	43,122	446
	Core Laboratories Inc.	24,925	441
*	REX American Resources Corp.	8,973	440
	Kinetik Holdings Inc.	11,893	432
	Berry Corp.	58,961	423
*	Newpark Resources Inc.	58,797	409
*	SilverBow Resources Inc.	12,366	393
*	FuelCell Energy Inc.	314,050	383
	VAALCO Energy Inc.	74,397	346
	SandRidge Energy Inc.	24,934	344
*	Oil States International Inc.	49,162	339
*,1	Stem Inc.	108,643	312
	Ramaco Resources Inc. Class A	17,211	287
	Northern Oil and Gas Inc.	7,655	286
*,1	Tellurian Inc.	388,021	236
*	Hallador Energy Co.	17,827	225
*	SEACOR Marine Holdings Inc.	18,794	217
*	EVgo Inc.	67,616	211
*	Gevo Inc.	178,639	202
	Crescent Energy Co. Class A	17,738	202
	Magnolia Oil & Gas Corp. Class A	8,952	193
	Solaris Oilfield Infrastructure Inc. Class A	21,799	187
	Atlas Energy Solutions Inc.	10,567	180
*	Amplify Energy Corp.	28,043	172
*	Energy Vault Holdings Inc.	74,801	172
*	Solid Power Inc.	117,812	166
*	DMC Global Inc.	10,359	165
*	Forum Energy Technologies Inc.	7,498	163
*	Ring Energy Inc.	91,212	151
	Kodiak Gas Services Inc.	8,501	150
*	ProFrac Holding Corp. Class A	15,518	125
	Granite Ridge Resources Inc.	19,832	117
	NACCO Industries Inc. Class A	3,316	115
	Ranger Energy Services Inc.	11,784	115
*	KLX Energy Services Holdings Inc.	8,675	82
*	ESS Tech Inc.	69,527	81
*	Mammoth Energy Services Inc.	17,787	79
	CVR Energy Inc.	1,961	62
*	PrimeEnergy Resources Corp.	562	60
*	Nabors Industries Ltd. (XNYS)	685	60
	Ramaco Resources Inc. Class B	3,773	56
*	Maxeon Solar Technologies Ltd.	7,501	31
	HighPeak Energy Inc.	1,313	20

		Shares	Market Value ($000)
*	Verde Clean Fuels Inc.	3,280	9
			92,177
Financials (25.4%)
	SouthState Corp.	58,979	4,367
	Essent Group Ltd.	82,377	3,982
	Cadence Bank	142,504	3,570
	Old National Bancorp	227,574	3,389
	United Bankshares Inc.	101,502	3,361
*	American Equity Investment Life Holding Co.	60,384	3,331
	Home BancShares Inc.	148,389	3,291
	Radian Group Inc.	122,174	3,141
*	Mr Cooper Group Inc.	50,832	3,076
	Jackson Financial Inc. Class A	64,322	3,070
	Valley National Bancorp	335,861	3,056
[1]	Blackstone Mortgage Trust Inc. Class A	133,995	2,972
	Glacier Bancorp Inc.	86,809	2,919
	Hancock Whitney Corp.	67,235	2,773
*	Enstar Group Ltd.	9,268	2,545
	UMB Financial Corp.	34,430	2,467
	CNO Financial Group Inc.	88,342	2,341
	United Community Banks Inc.	89,827	2,214
	Ameris Bancorp	51,263	2,183
*	Genworth Financial Inc. Class A	370,678	2,183
	Associated Banc-Corp.	117,473	2,084
	Walker & Dunlop Inc.	24,635	2,070
*	Texas Capital Bancshares Inc.	37,193	2,041
	Cathay General Bancorp	54,007	1,981
	Independent Bank Corp. (XNGS)	34,329	1,957
	First BanCorp (XNYS)	125,858	1,888
	International Bancshares Corp.	41,734	1,873
	CVB Financial Corp.	103,650	1,853
	Community Bank System Inc.	41,385	1,836
	WSFS Financial Corp.	47,375	1,827
	Fulton Financial Corp.	126,421	1,799
	Atlantic Union Bankshares Corp.	58,185	1,779
[1]	Arbor Realty Trust Inc.	141,758	1,769
	Bank of Hawaii Corp.	30,389	1,765
	First Interstate BancSystem Inc. Class A	64,219	1,663
	Pacific Premier Bancorp Inc.	73,809	1,662
*	NMI Holdings Inc. Class A	58,533	1,610
	BankUnited Inc.	57,897	1,597
	Simmons First National Corp. Class A	98,070	1,568
	Seacoast Banking Corp. of Florida	66,367	1,542
*	Axos Financial Inc.	38,820	1,486
	First Financial Bancorp	73,267	1,481
	PennyMac Financial Services Inc.	18,602	1,447
	Eastern Bankshares Inc.	120,030	1,436
	Towne Bank	54,504	1,431
	First Merchants Corp.	45,971	1,410
	WaFd Inc.	50,731	1,356
	ServisFirst Bancshares Inc.	26,189	1,340
	BancFirst Corp.	14,776	1,280
	Ready Capital Corp.	124,294	1,270
	Park National Corp.	11,165	1,239
	OFG Bancorp	36,328	1,219
	Apollo Commercial Real Estate Finance Inc.	112,174	1,209
	Banner Corp.	26,641	1,203
	WesBanco Inc.	44,647	1,189

		Shares	Market Value ($000)
	Navient Corp.	69,020	1,182
	Triumph Financial Inc.	17,249	1,171
	Renasant Corp.	42,726	1,164
	NBT Bancorp Inc.	32,377	1,150
	Hamilton Lane Inc. Class A	11,647	1,140
*	StoneX Group Inc.	18,529	1,133
	Enterprise Financial Services Corp.	28,122	1,103
	Northwest Bancshares Inc.	98,764	1,100
	Trustmark Corp.	47,421	1,086
	Independent Bank Group Inc.	27,975	1,082
	Horace Mann Educators Corp.	32,087	1,074
	First Commonwealth Financial Corp.	79,693	1,066
	Hilltop Holdings Inc.	36,177	1,065
	Two Harbors Investment Corp.	75,121	1,041
	Moelis & Co. Class A	21,776	1,033
	City Holding Co.	10,543	1,015
	Heartland Financial USA Inc.	32,663	1,010
	Bank of NT Butterfield & Son Ltd.	36,319	1,007
*	Customers Bancorp Inc.	22,157	999
	Lakeland Financial Corp.	17,943	997
*	Cannae Holdings Inc.	55,181	991
	Compass Diversified Holdings	48,992	988
	Federal Agricultural Mortgage Corp. Class C	5,947	986
*	Enova International Inc.	23,736	978
	Ladder Capital Corp.	87,262	978
	Stewart Information Services Corp.	20,705	978
	First Bancorp (XNGS)	30,878	968
	PennyMac Mortgage Investment Trust	68,504	962
	National Bank Holdings Corp. Class A	28,692	947
	Nelnet Inc. Class A	11,275	946
	Chimera Investment Corp.	180,872	942
*	Oscar Health Inc. Class A	110,864	942
	FB Financial Corp.	27,592	926
	Virtus Investment Partners Inc.	4,682	916
	Live Oak Bancshares Inc.	26,272	883
	First Busey Corp.	40,498	879
	Hope Bancorp Inc.	89,612	878
	Provident Financial Services Inc.	56,881	866
	Claros Mortgage Trust Inc.	70,746	864
	Safety Insurance Group Inc.	11,134	857
	MFA Financial Inc. REIT	79,337	857
	Stellar Bancorp Inc.	35,838	855
	National Western Life Group Inc. Class A	1,761	845
	Franklin BSP Realty Trust Inc. REIT	64,576	845
	S&T Bancorp Inc.	30,097	842
	TriCo Bancshares	24,155	831
	BGC Group Inc. Class A	127,212	827
*	Encore Capital Group Inc.	18,020	807
	Employers Holdings Inc.	20,762	795
	Mercury General Corp.	20,783	774
	Veritex Holdings Inc.	40,420	774
	Peoples Bancorp Inc.	26,206	771
	Sandy Spring Bancorp Inc.	33,860	746
	Nicolet Bankshares Inc.	10,020	738
	Origin Bancorp Inc.	22,750	723
	Berkshire Hills Bancorp Inc.	34,298	718
	Westamerica BanCorp	14,078	714
	PacWest Bancorp	91,648	691

		Shares	Market Value ($000)
*	SiriusPoint Ltd.	64,710	691
	Pathward Financial Inc.	13,802	684
	Brightspire Capital Inc.	99,334	674
	Ellington Financial Inc.	50,471	656
	Brookline Bancorp Inc.	68,124	649
	Redwood Trust Inc.	90,697	645
	Enact Holdings Inc.	23,175	642
[1]	ARMOUR Residential REIT Inc.	36,480	642
	Preferred Bank	10,369	639
	QCR Holdings Inc.	12,856	639
	1st Source Corp.	12,942	626
	German American Bancorp Inc.	21,709	626
	New York Mortgage Trust Inc.	71,110	625
	Southside Bancshares Inc.	22,765	624
	OceanFirst Financial Corp.	44,879	622
	First Bancshares Inc.	23,687	608
	Lakeland Bancorp Inc.	47,982	595
*,1	Lemonade Inc.	33,613	594
	Bank First Corp.	7,209	582
	KKR Real Estate Finance Trust Inc.	45,685	574
	Tompkins Financial Corp.	10,684	566
	ConnectOne Bancorp Inc.	28,587	562
	F&G Annuities & Life Inc.	13,760	562
*	PRA Group Inc.	29,824	553
	Eagle Bancorp Inc.	23,036	547
	Premier Financial Corp.	27,261	544
	Dime Community Bancshares Inc.	27,016	543
	Capitol Federal Financial Inc.	98,494	531
*	LendingClub Corp.	83,900	529
	Banco Latinoamericano de Comercio Exterior SA Class E	21,471	523
	ProAssurance Corp.	41,946	519
*	Ambac Financial Group Inc.	34,244	505
*	Riot Platforms Inc.	39,838	500
	Dynex Capital Inc.	43,253	495
	Artisan Partners Asset Management Inc. Class A	13,125	494
	Banc of California Inc.	41,417	479
	Community Trust Bancorp Inc.	12,033	479
	Heritage Financial Corp.	26,842	478
	Old Second Bancorp Inc.	33,508	472
	First Mid Bancshares Inc.	14,857	460
	First Community Bankshares Inc.	13,690	447
*	Skyward Specialty Insurance Group Inc.	13,223	432
	Univest Financial Corp.	22,486	425
	Mercantile Bank Corp.	12,173	419
	Merchants Bancorp	12,398	417
	Amerant Bancorp Inc.	20,064	416
	Hanmi Financial Corp.	23,625	393
	Heritage Commerce Corp.	45,939	390
*	CrossFirst Bankshares Inc.	34,621	388
	TrustCo Bank Corp. NY	14,445	388
	Byline Bancorp Inc.	19,222	384
	Business First Bancshares Inc.	18,658	377
	Camden National Corp.	11,107	375
	Midland States Bancorp Inc.	16,402	370
	Horizon Bancorp Inc.	33,612	366
	Central Pacific Financial Corp.	20,639	363
	HarborOne Bancorp Inc.	32,713	361
	Piper Sandler Cos.	2,304	357

		Shares	Market Value ($000)
	Great Southern Bancorp Inc.	7,005	356
	Washington Trust Bancorp Inc.	13,141	351
	First Financial Corp.	9,157	350
	Farmers National Banc Corp.	28,344	349
	AMERISAFE Inc.	7,207	347
	Kearny Financial Corp.	43,809	346
	Cambridge Bancorp	5,899	345
	United Fire Group Inc.	16,524	345
	Independent Bank Corp.	15,731	340
	Peapack-Gladstone Financial Corp.	13,280	330
	CNB Financial Corp.	16,192	329
	TPG RE Finance Trust Inc.	55,407	327
	American National Bankshares Inc.	8,015	326
*	World Acceptance Corp.	2,910	324
	Flushing Financial Corp.	22,170	313
	Republic Bancorp Inc. Class A	6,643	312
	Northfield Bancorp Inc.	32,167	307
	Bar Harbor Bankshares	11,677	303
*	Metropolitan Bank Holding Corp.	7,523	293
	Amalgamated Financial Corp.	13,878	291
	Southern Missouri Bancorp Inc.	6,713	289
	Arrow Financial Corp.	11,625	287
	Metrocity Bankshares Inc.	14,321	286
	Equity Bancshares Inc. Class A	11,273	284
	Shore Bancshares Inc.	23,667	283
*	Forge Global Holdings Inc.	84,603	279
	Northeast Bank	5,397	277
*	MBIA Inc.	38,179	276
	SmartFinancial Inc.	12,423	266
	Brightsphere Investment Group Inc.	15,183	265
	Universal Insurance Holdings Inc.	15,565	264
	James River Group Holdings Ltd.	28,617	257
	ACNB Corp.	6,577	257
	Invesco Mortgage Capital Inc. REIT	32,069	257
	Alerus Financial Corp.	13,991	256
	Tiptree Inc.	13,650	254
[1]	Orchid Island Capital Inc.	33,899	250
	Capstar Financial Holdings Inc.	14,994	246
	South Plains Financial Inc.	9,340	243
	NewtekOne Inc.	17,781	241
	Bank of Marin Bancorp	12,441	239
*	Columbia Financial Inc.	14,478	238
	Citizens & Northern Corp.	11,739	236
	MidWestOne Financial Group Inc.	11,194	236
	Peoples Financial Services Corp.	5,510	234
*	Carter Bankshares Inc.	18,659	234
	First Foundation Inc.	39,682	233
*	Greenlight Capital Re Ltd. Class A	20,386	226
	Mid Penn Bancorp Inc.	11,186	225
	West BanCorp Inc.	12,568	223
	Burke & Herbert Financial Services Corp.	4,650	221
	Summit Financial Group Inc.	9,321	218
	HomeTrust Bancshares Inc.	9,398	217
	First Business Financial Services Inc.	6,095	213
	Granite Point Mortgage Trust Inc.	38,705	213
	Northrim BanCorp Inc.	4,260	210
	Financial Institutions Inc.	11,953	208
	Enterprise Bancorp Inc.	7,591	205

		Shares	Market Value ($000)
	RBB Bancorp	13,274	203
	Sierra Bancorp	10,755	202
	First Bank	16,475	201
	Home Bancorp Inc.	5,491	200
	Macatawa Bank Corp.	20,490	199
	Chicago Atlantic Real Estate Finance Inc.	12,636	196
	Orrstown Financial Services Inc.	8,160	195
	HBT Financial Inc.	10,407	195
	Red River Bancshares Inc.	3,839	195
	Civista Bancshares Inc.	12,241	192
	Farmers & Merchants Bancorp Inc.	9,786	191
	Guaranty Bancshares Inc.	6,403	191
	John Marshall Bancorp Inc.	9,677	191
	NexPoint Diversified Real Estate Trust	23,694	191
	First Bancorp Inc. (XNGS)	7,608	190
	First of Long Island Corp.	16,528	188
	Hingham Institution for Savings	1,154	188
	Orange County Bancorp Inc.	3,903	187
*	Southern First Bancshares Inc.	6,313	185
	Fidelity D&D Bancorp Inc.	3,560	185
	Middlefield Banc Corp.	6,429	182
	Northeast Community Bancorp Inc.	10,765	181
	Waterstone Financial Inc.	14,703	180
	Capital City Bank Group Inc.	6,693	179
	BayCom Corp.	8,525	178
	Timberland Bancorp Inc.	5,964	174
	Donegal Group Inc. Class A	11,974	170
	MVB Financial Corp.	8,433	169
*	Blue Foundry Bancorp	18,718	163
*	Bridgewater Bancshares Inc.	15,511	161
	Capital Bancorp Inc.	7,560	160
*	Third Coast Bancshares Inc.	9,366	159
	Unity Bancorp Inc.	5,742	158
	Primis Financial Corp.	15,824	158
	Norwood Financial Corp.	5,634	156
	Southern States Bancshares Inc.	6,096	153
	Codorus Valley Bancorp Inc.	7,324	148
	Parke Bancorp Inc.	8,221	148
	C&F Financial Corp.	2,509	146
	Colony Bankcorp Inc.	13,556	145
	AFC Gamma Inc.	12,421	141
*	Ponce Financial Group Inc.	15,601	139
	Oak Valley Bancorp	5,235	137
*	FVCBankcorp Inc.	12,169	136
	BCB Bancorp Inc.	11,653	135
	Citizens Financial Services Inc.	2,358	134
	ChoiceOne Financial Services Inc.	5,332	133
	Central Valley Community Bancorp	7,623	131
	PCB Bancorp	8,439	131
	Chemung Financial Corp.	2,785	129
	Princeton Bancorp Inc.	3,883	128
	Five Star Bancorp	5,562	127
	Virginia National Bankshares Corp.	3,608	127
	FS Bancorp Inc.	4,160	126
*	American Coastal Insurance Corp. Class C	15,267	126
	Ames National Corp.	6,836	126
*	Ocwen Financial Corp.	4,895	126
	Bankwell Financial Group Inc.	4,645	125

		Shares	Market Value ($000)
*	Maiden Holdings Ltd.	69,239	124
	LCNB Corp.	8,399	122
	Plumas Bancorp	3,644	122
	National Bankshares Inc.	4,410	119
	Investors Title Co.	765	116
	Evans Bancorp Inc.	4,173	114
	Regional Management Corp.	5,143	114
	Stock Yards Bancorp Inc.	2,540	112
	ESSA Bancorp Inc.	6,634	111
	Penns Woods Bancorp Inc.	5,413	111
	MainStreet Bancshares Inc.	5,317	111
	First Community Corp.	6,141	108
*	LendingTree Inc.	6,107	108
*	Fidelis Insurance Holdings Ltd.	8,646	106
*	eHealth Inc.	14,078	105
*	First Western Financial Inc.	6,068	101
	Nexpoint Real Estate Finance Inc.	6,117	100
*	Sterling Bancorp Inc.	17,667	99
*	Velocity Financial Inc.	6,607	98
	HomeStreet Inc.	13,715	93
	Angel Oak Mortgage REIT Inc.	8,957	93
*	USCB Financial Holdings Inc.	7,971	92
*	NI Holdings Inc.	6,249	83
*	Bakkt Holdings Inc.	53,275	80
	MarketWise Inc.	24,855	79
*	Security National Financial Corp. Class A	9,540	76
*	Pioneer Bancorp Inc.	8,853	73
*	Hippo Holdings Inc.	7,905	68
*	Luther Burbank Corp.	7,767	67
	Victory Capital Holdings Inc. Class A	2,076	67
*	Consumer Portfolio Services Inc.	6,919	66
	Greene County Bancorp Inc.	2,546	64
	Bank7 Corp.	2,687	64
*	SWK Holdings Corp.	2,924	48
*	GoHealth Inc. Class A	2,995	39
*	Open Lending Corp. Class A	5,998	38
*	Finance of America Cos. Inc. Class A	40,534	37
	Blue Ridge Bankshares Inc.	13,335	36
*	OppFi Inc.	8,203	29
	Esquire Financial Holdings Inc.	604	28
	GCM Grosvenor Inc. Class A	3,400	27
	Value Line Inc.	50	2
			229,753
Health Care (8.2%)
*	Neogen Corp.	169,591	2,878
*	ImmunoGen Inc.	77,700	2,281
*	Integer Holdings Corp.	25,816	2,252
*	Prestige Consumer Healthcare Inc.	38,728	2,221
*	LivaNova plc	39,613	1,777
*	Intellia Therapeutics Inc.	59,245	1,755
*	NeoGenomics Inc.	90,038	1,636
*	Biohaven Ltd.	45,181	1,505
*	Veracyte Inc.	57,192	1,464
	Patterson Cos. Inc.	52,478	1,333
*	Crinetics Pharmaceuticals Inc.	41,766	1,328
*	Myriad Genetics Inc.	62,706	1,197
*	Owens & Minor Inc.	57,601	1,145
*	Iovance Biotherapeutics Inc.	177,547	1,078

		Shares	Market Value ($000)
*	Twist Bioscience Corp.	44,291	1,065
*	Agios Pharmaceuticals Inc.	44,369	986
*	Point Biopharma Global Inc.	70,096	953
*	Celldex Therapeutics Inc.	27,030	817
*	Bridgebio Pharma Inc.	26,955	774
*	Brookdale Senior Living Inc.	145,121	769
*	Avanos Medical Inc.	35,626	768
*	Pacific Biosciences of California Inc.	88,694	752
	National HealthCare Corp.	9,641	738
	Embecta Corp.	40,076	735
*	Recursion Pharmaceuticals Inc. Class A	105,288	721
*	MiMedx Group Inc.	90,410	703
*	Editas Medicine Inc.	63,735	671
*	Ligand Pharmaceuticals Inc.	11,009	642
*	REVOLUTION Medicines Inc.	27,394	639
*	Ironwood Pharmaceuticals Inc.	63,675	630
*	REGENXBIO Inc.	31,445	614
*	Omnicell Inc.	17,469	583
*	Vir Biotechnology Inc.	61,379	583
*	Innoviva Inc.	41,777	579
*	Varex Imaging Corp.	30,117	568
*	Relay Therapeutics Inc.	71,256	564
*	Addus HomeCare Corp.	6,355	554
*	Pediatrix Medical Group Inc.	65,422	548
*	Quanterix Corp.	22,798	546
*	Kura Oncology Inc.	54,340	525
*	Ideaya Biosciences Inc.	15,106	475
*,1	Theravance Biopharma Inc.	43,625	457
*	Artivion Inc.	25,685	456
*	OPKO Health Inc.	310,831	454
*	Verve Therapeutics Inc.	39,926	450
*	Avidity Biosciences Inc.	55,925	437
*	Fulgent Genetics Inc.	15,792	436
*	Arcus Biosciences Inc.	28,847	434
*	Alphatec Holdings Inc.	36,446	433
*	Scholar Rock Holding Corp.	33,692	424
*	Enhabit Inc.	38,935	415
*	Amneal Pharmaceuticals Inc.	95,128	410
*	OraSure Technologies Inc.	55,677	408
*	Multiplan Corp.	303,145	394
*	Xencor Inc.	21,451	393
*	Kiniksa Pharmaceuticals Ltd. Class A	24,273	393
*	Arcturus Therapeutics Holdings Inc.	16,380	392
*	CareDx Inc.	40,278	391
*	AtriCure Inc.	10,589	376
*	Zymeworks Inc.	41,030	364
*	Replimune Group Inc.	31,930	357
*	4D Molecular Therapeutics Inc.	27,589	351
*	Deciphera Pharmaceuticals Inc.	26,925	340
*	Caribou Biosciences Inc.	57,674	339
*	SomaLogic Inc.	119,328	337
*	OmniAb Inc.	72,925	320
*	Bluebird Bio Inc.	82,918	317
*	Nevro Corp.	17,866	309
*	Tarsus Pharmaceuticals Inc.	18,540	306
*	AdaptHealth Corp.	35,511	301
*	Orthofix Medical Inc.	27,166	300
*	MaxCyte Inc.	62,951	299

		Shares	Market Value ($000)
*	Protagonist Therapeutics Inc.	16,365	298
*	Olema Pharmaceuticals Inc.	20,802	290
*	ADMA Biologics Inc.	78,134	289
	HealthStream Inc.	11,512	288
*	Sana Biotechnology Inc.	66,879	272
*	MacroGenics Inc.	32,906	270
*	Tango Therapeutics Inc.	34,745	264
*	LifeStance Health Group Inc.	38,073	262
*	Dyne Therapeutics Inc.	23,414	259
*	American Well Corp. Class A	200,844	255
*	Ardelyx Inc.	56,074	253
*	Savara Inc.	65,270	251
*	Community Health Systems Inc.	97,310	250
*	Anika Therapeutics Inc.	11,324	248
*	PTC Therapeutics Inc.	10,581	244
*	WaVe Life Sciences Ltd.	46,028	244
*	Castle Biosciences Inc.	12,090	242
*	Nurix Therapeutics Inc.	38,111	237
*	Lyell Immunopharma Inc.	136,574	236
*	ORIC Pharmaceuticals Inc.	29,779	235
*	Taro Pharmaceutical Industries Ltd.	6,245	225
*	Cogent Biosciences Inc.	28,798	221
*,1	Nano-X Imaging Ltd.	32,936	221
*	Dynavax Technologies Corp.	15,826	217
*,1	Entrada Therapeutics Inc.	16,626	216
*	Icosavax Inc.	21,262	215
*	Sharecare Inc.	227,006	213
*	BioCryst Pharmaceuticals Inc.	35,248	207
*	Edgewise Therapeutics Inc.	33,205	202
*,1	Enliven Therapeutics Inc.	17,813	201
*	Celcuity Inc.	13,564	199
*	AngioDynamics Inc.	29,309	191
*	Zimvie Inc.	20,123	190
*	23andMe Holding Co. Class A	218,421	188
*	Agenus Inc.	237,911	185
*	Inhibrx Inc.	8,858	184
*	Fate Therapeutics Inc.	73,238	182
*	Vera Therapeutics Inc.	13,351	181
*	Cytokinetics Inc.	5,353	179
*	Geron Corp. (XNGS)	91,987	178
*	Alpine Immune Sciences Inc.	11,420	177
*	iTeos Therapeutics Inc.	18,778	176
*	Atea Pharmaceuticals Inc.	58,030	174
*	Inari Medical Inc.	2,898	173
*	Beam Therapeutics Inc.	6,096	171
*	HilleVax Inc.	12,404	170
*	Aura Biosciences Inc.	20,957	168
*	Syndax Pharmaceuticals Inc.	9,625	160
*	Vanda Pharmaceuticals Inc.	42,786	159
*	Apogee Therapeutics Inc.	8,166	159
*	Surgery Partners Inc.	4,816	158
*	KalVista Pharmaceuticals Inc.	18,655	157
*	Cullinan Oncology Inc.	18,024	148
*	Allogene Therapeutics Inc.	62,244	146
*	Health Catalyst Inc.	19,156	138
*	Poseida Therapeutics Inc.	51,845	138
*	Nuvation Bio Inc.	111,558	138
*	Ovid therapeutics Inc.	45,498	135

		Shares	Market Value ($000)
*	908 Devices Inc.	17,012	135
*	MannKind Corp.	36,258	131
*	ANI Pharmaceuticals Inc.	2,632	131
*	ALX Oncology Holdings Inc.	16,382	128
*,1	Quantum-Si Inc.	79,125	127
*	Zevra Therapeutics Inc.	26,478	126
*	Third Harmonic Bio Inc.	14,819	126
*	Genelux Corp.	10,591	126
*	Phathom Pharmaceuticals Inc.	17,770	124
*	Enanta Pharmaceuticals Inc.	13,219	123
*	Organogenesis Holdings Inc.	47,325	121
*	Sutro Biopharma Inc.	45,583	119
*	Altimmune Inc.	37,715	119
*	Computer Programs and Systems Inc.	11,050	116
*	Precigen Inc.	102,964	115
*	Rocket Pharmaceuticals Inc.	4,898	114
*	Viridian Therapeutics Inc.	6,800	114
*	Allakos Inc.	50,725	113
	Phibro Animal Health Corp. Class A	11,113	107
*,1	Janux Therapeutics Inc.	12,272	107
*	Codexis Inc.	44,416	105
*	Nautilus Biotechnology Inc.	38,248	105
*	Erasca Inc.	61,149	104
*	Inogen Inc.	17,661	103
*	Compass Therapeutics Inc.	62,604	103
*	Butterfly Network Inc.	105,728	101
*	Adaptive Biotechnologies Corp.	22,543	99
*	Inozyme Pharma Inc.	25,825	99
*	Y-mAbs Therapeutics Inc.	14,938	93
*	Acelyrin Inc.	13,889	93
*	Selecta Biosciences Inc.	65,636	89
*	Fennec Pharmaceuticals Inc.	10,300	89
*	Gritstone bio Inc.	66,954	87
*	Annexon Inc.	34,814	87
*	XOMA Corp.	5,578	83
*,1	Pulse Biosciences Inc.	9,177	83
*	Emergent BioSolutions Inc.	38,319	82
*	Aveanna Healthcare Holdings Inc.	29,206	80
*	Stoke Therapeutics Inc.	20,922	79
*	Rapt Therapeutics Inc.	5,465	79
*	Tyra Biosciences Inc.	6,773	79
*	Protalix BioTherapeutics Inc.	51,416	78
*	Liquidia Corp.	10,544	76
*	Allovir Inc.	39,725	75
*	Arbutus Biopharma Corp.	35,680	73
*	Morphic Holding Inc.	3,094	73
*	Seer Inc.	44,430	72
*	Monte Rosa Therapeutics Inc.	23,100	72
*	ARS Pharmaceuticals Inc.	14,414	70
*	2seventy bio Inc.	38,110	70
*	Assertio Holdings Inc.	67,535	69
*	Larimar Therapeutics Inc.	19,570	67
*	PMV Pharmaceuticals Inc.	29,214	67
*,1	Novavax Inc.	12,077	66
*	Sage Therapeutics Inc.	3,295	65
*	Tenaya Therapeutics Inc.	34,681	65
*	Aadi Bioscience Inc.	12,370	65
*	Citius Pharmaceuticals Inc.	83,549	64

		Shares	Market Value ($000)
*	Scilex Holding Co. (XNCM)	50,101	63
*,1	ImmunityBio Inc.	16,867	62
*	IGM Biosciences Inc.	9,075	61
*	Omeros Corp.	27,498	60
*	Nkarta Inc.	22,874	60
*	BioAtla Inc.	33,742	60
*	Design Therapeutics Inc.	24,817	60
*	Kodiak Sciences Inc.	24,553	59
*	PetIQ Inc.	3,375	59
*	Theseus Pharmaceuticals Inc.	15,196	58
*	EyePoint Pharmaceuticals Inc.	9,073	57
*	Arvinas Inc.	2,425	53
*	Vor BioPharma Inc.	28,744	53
*	Mineralys Therapeutics Inc.	7,883	53
*	Mersana Therapeutics Inc.	30,869	51
*	Day One Biopharmaceuticals Inc.	4,430	51
*	Sangamo Therapeutics Inc.	114,358	49
*	Terns Pharmaceuticals Inc.	11,112	49
*	Graphite Bio Inc.	21,386	49
	Carisma Therapeutics Inc.	20,338	49
*	Cabaletta Bio Inc.	2,947	47
*	Eagle Pharmaceuticals Inc.	7,892	46
*	Kezar Life Sciences Inc.	54,145	45
*	Rallybio Corp.	23,303	45
*,1	Zura Bio Ltd.	9,282	45
*	OrthoPediatrics Corp.	1,428	44
*	Atara Biotherapeutics Inc.	64,549	43
*	ProKidney Corp.	25,807	43
*	Lexicon Pharmaceuticals Inc.	38,650	41
*	Generation Bio Co.	34,274	39
*	Prelude Therapeutics Inc.	11,638	39
*	CareMax Inc.	57,008	39
*	Vigil Neuroscience Inc.	12,267	39
*	FibroGen Inc.	69,314	38
*	X4 Pharmaceuticals Inc.	46,960	37
*,1	UroGen Pharma Ltd.	2,718	36
*	Trevi Therapeutics Inc.	31,755	36
*	AnaptysBio Inc.	2,508	35
*	Cara Therapeutics Inc.	35,401	34
*	MeiraGTx Holdings plc	6,394	33
*	Coherus Biosciences Inc.	14,382	31
*	Longboard Pharmaceuticals Inc.	7,786	29
*	Biote Corp. Class A	5,757	29
*	Ikena Oncology Inc.	19,475	28
*	PepGen Inc.	5,785	28
*	Rigel Pharmaceuticals Inc.	23,766	27
*	Adicet Bio Inc.	23,010	27
*	Travere Therapeutics Inc.	4,339	27
*	Acrivon Therapeutics Inc.	6,606	27
*	BioLife Solutions Inc.	2,129	26
*	Healthcare Services Group Inc.	2,675	26
*	Seres Therapeutics Inc.	24,782	26
*	Immuneering Corp. Class A	3,975	26
*	NGM Biopharmaceuticals Inc.	33,150	25
*	Accolade Inc.	2,834	25
*	Reneo Pharmaceuticals Inc.	3,950	25
*	Agiliti Inc.	2,841	23
*	Century Therapeutics Inc.	17,078	23

		Shares	Market Value ($000)
*	CVRx Inc.	1,081	22
*,1	Cutera Inc.	12,495	21
*	Disc Medicine Inc.	383	21
*	ClearPoint Neuro Inc.	3,392	20
*	Humacyte Inc.	5,934	16
	Utah Medical Products Inc.	176	15
*,1	Invitae Corp.	25,853	13
*,1	Cano Health Inc.	1,684	12
*	Astria Therapeutics Inc.	2,380	11
*	Accuray Inc.	3,719	10
*	Heron Therapeutics Inc.	7,970	10
*	Rain Oncology Inc.	9,725	10
*	Sagimet Biosciences Inc. Class A	2,331	9
*	CorMedix Inc.	2,432	8
*	Vicarious Surgical Inc.	28,223	8
*	Cargo Therapeutics Inc.	552	8
*,1	AirSculpt Technologies Inc.	1,308	7
*	Turnstone Biologics Corp.	2,730	6
*	Actinium Pharmaceuticals Inc.	1,123	5
*	Ocean Biomedical Inc.	6,620	5
*	RayzeBio Inc.	219	5
*	Beyond Air Inc.	2,514	4
*	Neumora Therapeutics Inc.	120	1
*	NanoString Technologies Inc.	949	—
*,2	PDL BioPharma Inc.	270	—
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
			74,348
Industrials (14.6%)
*	Summit Materials Inc. Class A	92,683	3,215
*	Beacon Roofing Supply Inc.	37,553	3,018
	GATX Corp.	25,872	2,820
*	Knife River Corp.	46,356	2,767
	Zurn Elkay Water Solutions Corp.	91,947	2,707
	Matson Inc.	27,687	2,652
	Moog Inc. Class A	17,613	2,466
*	ASGN Inc.	27,604	2,463
*	Alight Inc. Class A	310,085	2,372
	Encore Wire Corp.	12,479	2,300
*	Itron Inc.	32,099	2,163
	ABM Industries Inc.	51,473	2,110
	Scorpio Tankers Inc.	38,417	2,109
	EnPro Industries Inc.	16,329	2,097
	Korn Ferry	40,526	2,097
*	Marqeta Inc. Class A	330,222	2,097
	UniFirst Corp.	11,688	2,017
*	Resideo Technologies Inc.	113,478	1,864
*	Kratos Defense & Security Solutions Inc.	97,786	1,863
*	AAR Corp.	26,697	1,850
*	Hub Group Inc. Class A	24,451	1,847
	Werner Enterprises Inc.	42,070	1,683
*	Chart Industries Inc.	12,846	1,670
*	API Group Corp.	53,238	1,616
	Textainer Group Holdings Ltd.	32,648	1,607
	Kennametal Inc.	63,623	1,483
*	GMS Inc.	21,798	1,474
	International Seaways Inc.	31,670	1,445
*	Mirion Technologies Inc.	155,534	1,389

		Shares	Market Value ($000)
*	StoneCo. Ltd. Class A	88,872	1,386
	Granite Construction Inc.	29,434	1,352
	ArcBest Corp.	11,321	1,349
*	Masterbrand Inc.	100,484	1,348
	Greif Inc. Class A	18,654	1,304
	Trinity Industries Inc.	51,662	1,289
*	CoreCivic Inc.	88,070	1,274
	Patrick Industries Inc.	14,547	1,193
	Primoris Services Corp.	38,625	1,173
	Otter Tail Corp.	15,158	1,157
*	Hillman Solutions Corp.	155,068	1,135
	Bread Financial Holdings Inc.	39,069	1,098
	Terex Corp.	21,956	1,087
*	JELD-WEN Holding Inc.	66,470	1,062
	DHT Holdings Inc.	106,349	1,059
	SFL Corp. Ltd.	89,401	1,016
	Barnes Group Inc.	38,127	1,006
	AZZ Inc.	19,203	944
	Teekay Tankers Ltd. Class A	18,686	929
	Golden Ocean Group Ltd.	95,702	904
	Greenbrier Cos. Inc.	23,611	890
	ESCO Technologies Inc.	8,371	879
*	American Woodmark Corp.	11,916	863
*	Joby Aviation Inc.	144,641	862
	Belden Inc.	12,628	839
	TriMas Corp.	32,170	825
	Quanex Building Products Corp.	25,646	790
	Columbus McKinnon Corp.	21,650	756
*	Proto Labs Inc.	20,357	737
*,1	Archer Aviation Inc. Class A	118,354	708
*	Modine Manufacturing Co.	14,295	703
*	Thermon Group Holdings Inc.	23,137	698
*	Gibraltar Industries Inc.	10,375	697
*	Air Transport Services Group Inc.	43,745	696
	Griffon Corp.	13,633	634
	Nordic American Tankers Ltd.	159,696	620
	Deluxe Corp.	33,507	613
*	PagSeguro Digital Ltd. Class A	60,625	611
	VSE Corp.	9,868	596
	First Advantage Corp.	38,309	594
*	BlueLinx Holdings Inc.	6,742	592
	Powell Industries Inc.	7,084	589
	Tennant Co.	6,742	577
	Astec Industries Inc.	18,185	565
*	Triumph Group Inc.	50,339	563
*	Aurora Innovation Inc.	256,234	561
*	Titan International Inc.	40,829	534
	Kelly Services Inc. Class A	24,772	515
*	SPX Technologies Inc.	5,973	510
*	Ducommun Inc.	10,100	509
	Genco Shipping & Trading Ltd.	32,538	505
	Insteel Industries Inc.	14,608	497
	Heartland Express Inc.	36,114	485
	Apogee Enterprises Inc.	10,636	480
*	Repay Holdings Corp.	64,048	480
*,1	Nikola Corp.	481,289	468
	Argan Inc.	9,873	460
*	Cross Country Healthcare Inc.	22,304	452

		Shares	Market Value ($000)
	Kaman Corp.	22,269	451
*	CECO Environmental Corp.	23,197	447
	Gorman-Rupp Co.	13,804	436
	Dorian LPG Ltd.	10,235	434
	Ardmore Shipping Corp.	31,807	433
*	Cimpress plc	6,053	427
	Ennis Inc.	19,849	421
	Heidrick & Struggles International Inc.	15,479	421
*	Aspen Aerogels Inc.	39,574	415
*	Conduent Inc.	133,221	405
	REV Group Inc.	24,551	388
*	Manitowoc Co. Inc.	26,655	382
	Costamare Inc.	37,562	380
*	V2X Inc.	8,914	378
*	Titan Machinery Inc.	15,932	364
	Pactiv Evergreen Inc.	31,690	363
*	Teekay Corp.	51,837	358
*	Hudson Technologies Inc.	28,839	356
	HB Fuller Co.	4,579	347
*	Great Lakes Dredge & Dock Corp.	51,441	346
	Resources Connection Inc.	25,176	342
*	TrueBlue Inc.	24,000	335
*	Donnelley Financial Solutions Inc.	5,452	322
	Eagle Bulk Shipping Inc.	7,091	322
	Miller Industries Inc.	8,089	321
*	DXP Enterprises Inc.	10,835	317
*	ACI Worldwide Inc.	11,425	305
*	Astronics Corp.	20,381	303
	Greif Inc. Class B	4,264	297
	National Presto Industries Inc.	3,972	297
*	Vishay Precision Group Inc.	9,695	296
*	Green Dot Corp. Class A	35,881	288
*	Evolv Technologies Holdings Inc.	72,089	288
*	Sterling Check Corp.	22,504	285
*,1	PureCycle Technologies Inc.	70,230	284
*	Fluor Corp.	7,444	283
*	Tutor Perini Corp.	33,757	283
	FTAI Infrastructure Inc.	76,185	282
*	Aersale Corp.	20,123	281
	Covenant Logistics Group Inc.	6,391	272
	Albany International Corp. Class A	3,101	266
*	O-I Glass Inc.	17,572	259
*	Paysafe Ltd.	25,500	258
*	FARO Technologies Inc.	13,424	247
*	RXO Inc.	11,791	247
*	BrightView Holdings Inc.	31,974	244
*	Blue Bird Corp.	12,548	239
*	Overseas Shipholding Group Inc. Class A	48,733	236
	Standex International Corp.	1,760	236
	Flex LNG Ltd.	7,568	220
*	Limbach Holdings Inc.	5,735	219
	Park Aerospace Corp.	14,322	216
	Safe Bulkers Inc.	53,085	206
	Eneti Inc.	18,944	206
	EnerSys	2,233	198
	Pangaea Logistics Solutions Ltd.	27,802	195
*	Virgin Galactic Holdings Inc.	84,916	189
*	Sterling Infrastructure Inc.	2,965	188

		Shares	Market Value ($000)
*	Willdan Group Inc.	9,405	188
*	Advantage Solutions Inc.	65,822	181
	Luxfer Holdings plc	20,841	172
*	Radiant Logistics Inc.	28,040	169
	Marten Transport Ltd.	8,818	166
	Trinseo plc	26,506	153
*	Hireright Holdings Corp.	11,449	151
*,1	Desktop Metal Inc. Class A	212,527	149
	Kronos Worldwide Inc.	16,840	147
	Park-Ohio Holdings Corp.	6,404	146
*	Blade Air Mobility Inc.	45,952	146
*	Commercial Vehicle Group Inc.	21,785	142
*	Ranpak Holdings Corp.	32,839	135
	Preformed Line Products Co.	1,031	128
	Universal Logistics Holdings Inc.	5,167	128
*	Gencor Industries Inc.	8,045	120
*	Willis Lease Finance Corp.	2,604	119
*	BlackSky Technology Inc.	90,140	119
*	CS Disco Inc.	19,254	115
*	Quad/Graphics Inc.	24,617	113
*	TuSimple Holdings Inc. Class A	126,180	107
*,1	Atmus Filtration Technologies Inc.	4,835	106
*	Acacia Research Corp.	28,983	105
*	Mistras Group Inc.	15,891	105
*	Atlanticus Holdings Corp.	3,336	103
*	AvidXchange Holdings Inc.	9,604	102
*	NV5 Global Inc.	1,039	101
*	Core Molding Technologies Inc.	5,478	99
*	Cantaloupe Inc.	13,960	99
*	Mayville Engineering Co. Inc.	7,676	97
*,1	Microvast Holdings Inc.	79,810	93
*	DHI Group Inc.	33,191	82
*	PAM Transportation Services Inc.	4,106	77
*	Danimer Scientific Inc.	66,439	72
*	Skillsoft Corp.	3,464	66
*	CryoPort Inc.	4,667	65
*	Hyliion Holdings Corp.	111,838	64
*,1,2	Tingo Group Inc.	93,192	64
*	Iteris Inc.	14,958	63
	LSI Industries Inc.	4,831	63
*	Concrete Pumping Holdings Inc.	8,129	60
*	Babcock & Wilcox Enterprises Inc.	40,687	58
	Information Services Group Inc.	12,198	51
	Cass Information Systems Inc.	1,195	49
*,1	Terran Orbital Corp.	60,157	49
*,1	Workhorse Group Inc.	119,899	45
	Barrett Business Services Inc.	385	42
*	Performant Financial Corp.	12,940	39
*	INNOVATE Corp.	35,455	38
*	Himalaya Shipping Ltd.	6,067	36
*	Distribution Solutions Group Inc.	668	17
	EVI Industries Inc.	603	16
*	Southland Holdings Inc.	2,720	15
*	Eos Energy Enterprises Inc.	8,203	9
*	CompoSecure Inc.	1,627	8
			131,455
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	724	—

		Shares	Market Value ($000)
Real Estate (10.8%)
	Terreno Realty Corp.	63,516	3,627
	Kite Realty Group Trust	170,279	3,596
	PotlatchDeltic Corp.	61,485	2,819
	Apple Hospitality REIT Inc.	167,437	2,791
	Phillips Edison & Co. Inc.	76,016	2,679
	Sabra Health Care REIT Inc.	179,798	2,625
	Essential Properties Realty Trust Inc.	107,826	2,561
	Independence Realty Trust Inc.	177,396	2,416
	Broadstone Net Lease Inc.	145,936	2,335
	Physicians Realty Trust	184,936	2,160
	COPT Defense Properties	87,451	2,116
	LXP Industrial Trust	224,653	1,972
	SITE Centers Corp.	148,137	1,954
	Macerich Co.	169,760	1,947
[1]	SL Green Realty Corp.	50,704	1,854
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	74,124	1,795
	Innovative Industrial Properties Inc.	21,657	1,769
	CareTrust REIT Inc.	70,786	1,634
	Sunstone Hotel Investors Inc.	161,255	1,593
	National Health Investors Inc.	29,312	1,590
	Douglas Emmett Inc.	128,019	1,564
	Equity Commonwealth	81,385	1,529
	Urban Edge Properties	89,470	1,499
	DigitalBridge Group Inc.	85,637	1,478
	Four Corners Property Trust Inc.	60,020	1,380
	DiamondRock Hospitality Co.	162,945	1,356
	Global Net Lease Inc.	151,754	1,332
	RLJ Lodging Trust	121,041	1,294
	InvenTrust Properties Corp.	52,871	1,275
	Retail Opportunity Investments Corp.	95,836	1,233
	Pebblebrook Hotel Trust	95,343	1,216
*	Opendoor Technologies Inc.	400,314	1,205
	JBG SMITH Properties	84,853	1,164
	Acadia Realty Trust	72,371	1,094
*	Cushman & Wakefield plc	130,424	1,071
	Kennedy-Wilson Holdings Inc.	92,743	1,053
	Tanger Factory Outlet Centers Inc.	42,005	1,048
	Xenia Hotels & Resorts Inc.	85,309	1,042
	LTC Properties Inc.	31,736	1,035
	Uniti Group Inc.	184,642	1,021
	Getty Realty Corp.	34,664	1,020
*	GEO Group Inc.	93,259	947
	Alexander & Baldwin Inc.	56,045	939
	Empire State Realty Trust Inc. Class A	102,508	919
	Service Properties Trust	128,209	917
	Elme Communities	67,925	893
	Veris Residential Inc.	61,400	890
	Newmark Group Inc. Class A	107,587	885
	Easterly Government Properties Inc.	72,814	849
	NETSTREIT Corp.	52,619	809
*	Apartment Investment and Management Co. Class A	114,378	788
	RPT Realty	66,135	769
	American Assets Trust Inc.	38,106	767
	Outfront Media Inc.	61,405	751
	Plymouth Industrial REIT Inc.	33,073	719
	Paramount Group Inc.	142,594	670
	Safehold Inc.	33,675	663

		Shares	Market Value ($000)
	Hudson Pacific Properties Inc.	107,699	632
	Centerspace	11,774	628
	Brandywine Realty Trust	137,975	615
	Piedmont Office Realty Trust Inc. Class A	98,719	614
	Armada Hoffler Properties Inc.	51,890	570
	Summit Hotel Properties Inc.	81,146	508
	UMH Properties Inc.	35,508	501
	Global Medical REIT Inc.	47,395	475
	Farmland Partners Inc.	37,130	460
[1]	Peakstone Realty Trust REIT	28,073	448
*	Forestar Group Inc.	14,274	436
	Diversified Healthcare Trust	184,580	432
	Whitestone REIT	37,806	414
	Marcus & Millichap Inc.	11,848	408
*	Anywhere Real Estate Inc.	74,963	403
	Ares Commercial Real Estate Corp.	39,717	399
	NexPoint Residential Trust Inc.	12,434	379
	Gladstone Land Corp.	26,078	374
	Chatham Lodging Trust	36,794	365
	Gladstone Commercial Corp.	25,413	318
	CTO Realty Growth Inc.	17,164	290
*	FRP Holdings Inc.	5,152	284
*	Tejon Ranch Co.	16,446	260
	One Liberty Properties Inc.	12,523	256
	Orion Office REIT Inc.	43,300	223
	Office Properties Income Trust	36,475	204
	Postal Realty Trust Inc. Class A	14,459	202
	Community Healthcare Trust Inc.	6,414	174
	BRT Apartments Corp.	9,030	164
	Alpine Income Property Trust Inc.	9,932	162
	City Office REIT Inc.	29,538	143
	RE/MAX Holdings Inc. Class A	13,233	122
	CBL & Associates Properties Inc.	5,193	122
*	Stratus Properties Inc.	4,260	120
	Douglas Elliman Inc.	61,416	120
*	Star Holdings	9,818	120
	Braemar Hotels & Resorts Inc.	49,695	104
	RMR Group Inc. Class A	3,488	83
*	Compass Inc. Class A	32,592	72
*	Transcontinental Realty Investors Inc.	1,437	47
	Saul Centers Inc.	723	27
*	American Realty Investors Inc.	1,067	16
*	Maui Land & Pineapple Co. Inc.	668	10
	Clipper Realty Inc.	1,282	7
			97,628
Technology (5.3%)
*	Synaptics Inc.	28,312	2,866
	Amkor Technology Inc.	79,912	2,251
	Vishay Intertechnology Inc.	100,113	2,225
*	Sanmina Corp.	42,470	2,128
*	Ziff Davis Inc.	28,014	1,788
*	LiveRamp Holdings Inc.	51,082	1,694
*,1	IonQ Inc.	104,954	1,284
	Xerox Holdings Corp.	89,357	1,250
*	ePlus Inc.	19,430	1,233
*	TTM Technologies Inc.	79,243	1,189
*	Cohu Inc.	36,074	1,145
*	Veeco Instruments Inc.	39,420	1,125

		Shares	Market Value ($000)
*	Bumble Inc. Class A	78,652	1,090
*	Parsons Corp.	17,388	1,083
*	NetScout Systems Inc.	52,746	1,059
*	Photronics Inc.	47,193	997
*	Veradigm Inc.	83,637	960
*	Ultra Clean Holdings Inc.	35,030	951
*	Semtech Corp.	49,577	812
*	Onto Innovation Inc.	5,455	769
*	PAR Technology Corp.	18,929	697
	Benchmark Electronics Inc.	27,283	681
*	Ambarella Inc.	11,603	681
*	Squarespace Inc. Class A	24,023	673
	Kulicke & Soffa Industries Inc.	12,828	661
	Methode Electronics Inc.	27,462	652
*	ScanSource Inc.	19,183	641
*	Ichor Holdings Ltd.	22,148	579
*	Xometry Inc. Class A	23,343	571
*	3D Systems Corp.	100,950	539
*	Cerence Inc.	31,097	538
	PC Connection Inc.	8,849	528
*	Diodes Inc.	7,844	521
*	ACM Research Inc. Class A	31,250	520
*	E2open Parent Holdings Inc.	137,472	500
*	Navitas Semiconductor Corp.	70,762	491
*	Matterport Inc.	194,374	490
*	SMART Global Holdings Inc.	29,330	489
*	Magnite Inc.	60,231	487
*	Rogers Corp.	3,605	466
*	Cleanspark Inc.	74,534	465
*	nLight Inc.	34,870	461
*	SolarWinds Corp.	39,494	458
*	PubMatic Inc. Class A	27,054	452
*	SmartRent Inc.	142,659	447
*	Alpha & Omega Semiconductor Ltd.	18,061	386
*	PROS Holdings Inc.	9,959	364
*	Vimeo Inc.	101,833	358
*	Kimball Electronics Inc.	14,163	349
*,1	C3.ai Inc. Class A	11,095	323
*	Daktronics Inc.	29,221	305
*	Plexus Corp.	2,478	252
*	Digital Turbine Inc.	53,844	250
*	Fastly Inc. Class A	15,032	250
*	Unisys Corp.	51,172	245
*	Definitive Healthcare Corp.	22,935	189
	ON24 Inc.	24,728	188
*	TrueCar Inc.	66,773	186
*	Olo Inc. Class A	33,550	180
	Immersion Corp.	23,892	155
*	Bandwidth Inc. Class A	13,636	150
*	CommVault Systems Inc.	1,890	139
*	MeridianLink Inc.	6,448	123
*	Consensus Cloud Solutions Inc.	6,547	121
*	Terawulf Inc.	104,293	121
	Richardson Electronics Ltd.	9,132	119
*,1	Bit Digital Inc.	46,296	119
*	Vivid Seats Inc. Class A	13,339	110
*	Grid Dynamics Holdings Inc.	8,212	104
*	Tucows Inc. Class A	4,539	96

		Shares	Market Value ($000)
*	Verint Systems Inc.	3,908	96
*	Asure Software Inc.	11,859	95
	Adeia Inc.	10,342	95
*,1	Cipher Mining Inc.	29,598	82
*	Brightcove Inc.	32,877	81
*	Intevac Inc.	19,484	72
*	Nextdoor Holdings Inc.	44,705	72
*	Rackspace Technology Inc.	49,657	63
*	N-Able Inc.	5,311	63
	Ebix Inc.	14,846	58
*	Planet Labs PBC	22,476	55
*	indie Semiconductor Inc. Class A	6,837	51
	American Software Inc. Class A	5,065	50
*	CEVA Inc.	2,187	48
*	System1 Inc.	27,334	40
*	Eventbrite Inc. Class A	5,603	39
*	FiscalNote Holdings Inc.	37,862	39
*	EverCommerce Inc.	3,787	35
	Hackett Group Inc.	1,523	34
*	Aeva Technologies Inc.	60,098	34
*	Atomera Inc.	4,634	32
	NVE Corp.	427	31
*	Mediaalpha Inc. Class A	2,858	29
*	OneSpan Inc.	2,157	22
*	Mitek Systems Inc.	1,550	17
*	EverQuote Inc. Class A	1,397	15
*	NextNav Inc.	3,424	14
			48,131
Telecommunications (1.1%)
	Telephone and Data Systems Inc.	76,662	1,510
*	Lumen Technologies Inc.	781,986	1,024
	Shenandoah Telecommunications Co.	37,661	839
	Cogent Communications Holdings Inc.	12,448	795
*	Liberty Latin America Ltd. Class C	112,733	770
*	fuboTV Inc.	219,502	700
*	Gogo Inc.	46,488	466
	Bel Fuse Inc. Class B	7,555	409
*	Xperi Inc.	35,400	365
	Adtran Holdings Inc.	60,760	318
*	NETGEAR Inc.	22,386	305
*	EchoStar Corp. Class A	26,724	280
	ATN International Inc.	8,835	269
*	Aviat Networks Inc.	8,686	263
	Comtech Telecommunications Corp.	21,400	253
*	Viavi Solutions Inc.	31,002	251
	Spok Holdings Inc.	13,708	230
*	Consolidated Communications Holdings Inc.	52,722	227
*	Liberty Latin America Ltd. Class A	27,390	185
*	WideOpenWest Inc.	39,115	156
*	Ribbon Communications Inc.	69,175	147
*	Globalstar Inc.	65,819	105
*	IDT Corp. Class B	2,744	81
*	KVH Industries Inc.	14,345	69
*	Digi International Inc.	2,889	68
*	Anterix Inc.	926	30
*	DZS Inc.	16,630	27
			10,142

		Shares	Market Value ($000)
Utilities (4.0%)
	Portland General Electric Co.	75,493	3,100
	Southwest Gas Holdings Inc.	48,002	2,837
	Black Hills Corp.	51,841	2,675
	Brookfield Infrastructure Corp. Class A (XTSE)	83,078	2,580
	ALLETE Inc.	44,950	2,494
	PNM Resources Inc.	59,568	2,476
	ONE Gas Inc.	42,899	2,472
	Spire Inc.	40,101	2,447
	Northwestern Energy Group Inc.	46,835	2,356
	Avista Corp.	58,769	1,995
	SJW Group	24,732	1,624
	California Water Service Group	30,711	1,553
	New Jersey Resources Corp.	36,051	1,521
	MGE Energy Inc.	13,884	1,024
	Northwest Natural Holding Co.	27,852	1,020
	Ormat Technologies Inc. (XNYS)	14,804	997
	Chesapeake Utilities Corp.	5,891	563
*	Sunnova Energy International Inc.	40,964	475
	Unitil Corp.	8,893	431
*	Enviri Corp.	61,616	364
	Consolidated Water Co. Ltd.	8,315	300
*	Altus Power Inc.	48,422	242
	Genie Energy Ltd. Class B	7,145	173
	Aris Water Solutions Inc. Class A	21,251	172
	RGC Resources Inc.	5,795	102
*,1	Li-Cycle Holdings Corp.	104,811	92
	Artesian Resources Corp. Class A	1,931	81
	Excelerate Energy Inc. Class A	2,938	49
			36,215
Total Common Stocks (Cost $1,021,711)			901,587
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 5.438% (Cost $11,449)	114,528	11,451
Total Investments (101.1%) (Cost $1,033,160)			913,038
Other Assets and Liabilities—Net (-1.1%)			(9,879)
Net Assets (100%)			903,159
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,548,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $10,689,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	17	1,540	57
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	901,523	—	64	901,587
Temporary Cash Investments	11,451	—	—	11,451
Total	912,974	—	64	913,038
Derivative Financial Instruments
Assets
Futures Contracts[1]	57	—	—	57
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.